SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity
The following table sets forth the stock options activity for the years ended December 31, 2017, 2018 and 2019:

	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$
Outstanding as of December 31, 2017	73,225,200	0.09	5.96	25,623

Granted	17,561,500	0.22
Forfeited	(3,674,300)	0.10

Outstanding as of December 31, 2018	87,112,400	0.12	5.09	60,399

Granted	16,097,050	0.61
Forfeited	(7,954,980)	0.31
Exercised	(1,407,920)	0.09

Outstanding as of December 31, 2019	93,846,550	0.19	3.77	30,442

Vested and expected to vest as of December 31, 2019	93,846,550

Exercisable as of December 31, 2019	32,754,800	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Group uses the Binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s options grants were as follow:

	2018	2019
Exercise price (US$)	0.1~0.4	0.1~0.7
Exercise multiple	2.2~2.8	2.2 ~ 2.8
Risk-free interest rate	2.53%~2.60%	1. 6 8%~2. 47%
Expected term (in years)	6	6
Expected dividend yield	—	—
Expected volatility	40.87%~41.81%	39.9 1%~41. 2 9%
Expected forfeiture rate (post-vesting)	5%	0%/5%

Fair value of the underlying shares on the date of options grants (US$)	0.81	0.46~1.42
Fair value of share option (US$)	0.40	0.11~1.32

Nonvested Restricted Stock Shares Activity	A summary of activities of the service-based RSUs for the years ended December 31, 2017, 2018 and 2019 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at December 31, 2017	5,000,000	0.44

Granted	19,800,000	0.81

Unvested at December 31, 2018	24,800,000	0.74

Granted	18,257,040	0.68
Vested	(3,036,290)
Forfeited	(3,185,900)

Unvested at December 31, 2019	36,834,850	0.76